RELATED PARTY TRANSACTIONS (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Operating Leases, Rent Expense	$ 500
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Operating Leases, Rent Expense	3,000	$ 36,000
Operating Leases, Rent Expense, Sublease Rentals	$ 5,500